OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2015
OTHER BORROWINGS [Abstract]
Summary of other borrowings	A summary of other borrowings at December 31 follows:
	2015	2014
	(In thousands)
Advances from the FHLB	$11,949	$12,464
Other	5	6
Total	$11,954	$12,470

Schedule of maturity dates and weighted average interest rates FHLB

The maturity dates and weighted average interest rates of FHLB advances at December 31 follow:

	2015		2014
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Fixed-rate advances
2016	$2,089	6.55%	$2,205	6.55%
2017	1,258	7.04	1,320	7.04
2018	5,437	5.99	5,671	5.99
2019	—		—
2020	3,165	7.49	3,268	7.49
Total advances	$11,949	6.59%	$12,464	6.59%

Schedule of repayments of federal home loan bank advances	A summary of contractually required repayments of FHLB Advances at December 31, 2015, follows:
(In thousands)
2016	$2,521
2017	1,587
2018	5,042
2019	143
2020	2,656
Total	$11,949